OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure Other Long Term Liabilities [Abstract]
OTHER LONG-TERM ASSETS	OTHER LONG-TERM ASSETS
The company’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2021	2020
Restricted cash	20	$51	$75
Long-term receivables		30	28
Due from related parties	27	10	2
Other		6	4
		$97	$109
At December 31, 2021 and 2020, restricted cash was held primarily to satisfy operations and maintenance reserve requirements, lease payments and credit agreements.